Credit Risk - Disclosure of Homes Portfolios of Particular Interest by Forbearance Balances (Details) - Mortgages - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Forbearance	£ 1,443	£ 1,602
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	260	79
–Stage 2
Disclosure of credit risk exposure [line items]
Forbearance	786	933
–Stage 3
Disclosure of credit risk exposure [line items]
Forbearance	657	669
Interest-only
Disclosure of credit risk exposure [line items]
Forbearance	272	365
Interest-only | –Stage 2
Disclosure of credit risk exposure [line items]
Forbearance	115	216
Interest-only | –Stage 3
Disclosure of credit risk exposure [line items]
Forbearance	157	149
Flexible
Disclosure of credit risk exposure [line items]
Forbearance	56	74
Flexible | –Stage 2
Disclosure of credit risk exposure [line items]
Forbearance	19	55
Flexible | –Stage 3
Disclosure of credit risk exposure [line items]
Forbearance	37	19
LTV >100%
Disclosure of credit risk exposure [line items]
Forbearance	9	12
LTV >100% | –Stage 2
Disclosure of credit risk exposure [line items]
Forbearance	2	3
LTV >100% | –Stage 3
Disclosure of credit risk exposure [line items]
Forbearance	7	9
Buy-to-Let
Disclosure of credit risk exposure [line items]
Forbearance	18	23
Buy-to-Let | –Stage 2
Disclosure of credit risk exposure [line items]
Forbearance	8	16
Buy-to-Let | –Stage 3
Disclosure of credit risk exposure [line items]
Forbearance	£ 10	£ 7